REPORT FOR THE CALENDAR QUARTER, ENDED March 31, 2009

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended March 31, 2009

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                (Please read instructions before preparing form.)
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Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.): | | is a restatement.
                                  | | adds new holdings entries.
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Name of Institutional Investment Manager:

                   GOODHOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of May, 2009.

                                    GoodHope Advisers, LLC
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                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                      1
Form 13 F Information Table Entry Total:         11,964,359
Form 13 F Information Table Value Total:    266,401 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D BLACKSTONE GROUP LP /THE BX JA CALL             09253U108     5016    38000 SH       SOLE                  38000        0        0
D BLACKSTONE GROUP LP /THE BX JA CALL             09253U108     2397     5100 SH       SOLE                   5100        0        0
D GENENTECH INC DNA JUNE 95 CALL CALL             368710406       30     6000 SH       SOLE                   6000        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     3852  1049499 SH       SOLE                1049499        0        0
D CONTINENTAL AIRLS INC          CL B             210795308     2643   300000 SH       SOLE                 300000        0        0
D DOW CHEM CO                    COM              260543103     2529   300000 SH       SOLE                 300000        0        0
D FORD MTR CO DEL                COM PAR $0.01    345370860     7890  3000000 SH       SOLE                3000000        0        0
D HESS CORP                      COM              42809H107    23506   433697 SH       SOLE                 433697        0        0
D LAS VEGAS SANDS CORP           COM              517834107     3386  1125000 SH       SOLE                1125000        0        0
D LOCKHEED MARTIN CORP           COM              539830109    30219   437763 SH       SOLE                 437763        0        0
D NEWMONT MINING CORP            COM              651639106    22828   510000 SH       SOLE                 510000        0        0
D PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    15710   360000 SH       SOLE                 360000        0        0
D SPDR GOLD TRUST                GOLD SHS         78463V107    13542   150000 SH       SOLE                 150000        0        0
D SCHERING PLOUGH CORP           COM              806605101    35325  1500000 SH       SOLE                1500000        0        0
D UAL CORP                       COM NEW          902549807     1344   300000 SH       SOLE                 300000        0        0
D WELLPOINT INC                  COM              94973V107     6835   180000 SH       SOLE                 180000        0        0
D WELLS FARGO & CO NEW           COM              949746101     4699   330000 SH       SOLE                 330000        0        0
D WELLS FARGO & CO NEW           PERP PFD CNV A   949746804     8287    17300 SH       SOLE                  17300        0        0
D WYETH                          COM              983024100    60686  1410000 SH       SOLE                1410000        0        0
D XTO ENERGY INC                 COM              98385X106    15677   512000 SH       SOLE                 512000        0        0
S REPORT SUMMARY                 20 DATA RECORDS    266401  11964359      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED